Leases - Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Opening net book value	$ 704	$ 730
Additions	202	141
Depreciation	(142)	(163)
Changes in foreign exchange rates and other	39	(4)
Transfers to assets held for sale	(219)	0
Closing net book value	$ 584	$ 704